Note 8 - Summary of Stock Options (Details)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 23, 2014 shares	Sep. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Jul. 22, 2015 shares	Jul. 21, 2015 shares	Sep. 22, 2014 shares
Note 8 - Summary of Stock Options (Details) [Line Items]
Conversion of Stock, Exchange Ratio	0.0080497
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,082,000		1,901,476	95,581
Allocated Share-based Compensation Expense (in Dollars) | $		$ 55,000		$ 113,000	$ 145,000	$ 144,000	$ 184,000	$ 87,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars) | $		$ 701,000			$ 701,000		$ 496,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							841,739
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars) | $							$ 0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars) | $							0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars) | $							$ 44,000	140,000
Stock Options, Acceleration of Vesting, Number							140,000
Employees [Member]
Note 8 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		347,000		1,901,476		1,901,476	1,901,476
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares		$ 0.51		$ 0.32	$ 0.32	$ 0.32	$ 0.32
2005 Plan [Member]
Note 8 - Summary of Stock Options (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		22,095			22,095		22,095
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		22,095			22,095		22,095
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares		$ 12.83			$ 12.83		$ 12.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					1 year 222 days		5 years 109 days
The 2006 Stock Option Plan [Member]
Note 8 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		322,069			322,069		322,069
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares		$ 1.54			$ 1.54		$ 1.54
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					7 years 25 days		7 years 299 days
Conversion of Stock, Exchange Ratio					0.0080497		0.0080497
The 2013 Plan [Member]
Note 8 - Summary of Stock Options (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		6,769,152			6,769,152		841,739
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		3,008,619			3,008,619		1,947,619
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares		$ 0.73			$ 0.73		$ 0.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					9 years 32 days		9 years 226 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum			10.00%				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent			110.00%				110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	3,111,587								10,100,000	3,111,587	113,826
Holdings Greater than 10% of Shares Outstanding [Member] | The 2013 Plan [Member]
Note 8 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years				5 years
Selling, General and Administrative Expenses [Member] | Acceleration of Vesting of Approximately 140,000 Affected Stock Options [Member]
Note 8 - Summary of Stock Options (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars) | $							$ 103,000
Employee Stock Option [Member]
Note 8 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,082,000
Allocated Share-based Compensation Expense (in Dollars) | $		$ 55,000		$ 113,000	$ 145,000	$ 144,000	$ 184,000	$ 87,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					3 years 87 days		3 years 266 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%